INVENTORIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Raw materials	¥ 6,281	¥ 14,776
Work in progress	1,040	1,103
Finished goods	44,880	149,417
Current inventories	¥ 52,201	¥ 165,296